CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 63,646	$ 101,375
Short-term investments (note 7)		9,347
Accounts receivable (note 8)	108,624	107,367
Inventories (note 9)	12,675	16,168
Deferred income taxes (note 16)	22,199	6,540
Prepaids and other (note 10)	24,252	20,674
Assets held for sale (note 6)	54,340
Total current assets	285,736	261,471
Property and equipment (note 11)	20,039	22,087
Intangible assets (note 12)	56,357	42,557
Goodwill (note 13)	97,961	89,961
Deferred income taxes (note 16)	3,880	6,205
Other assets	790	606
Total assets	464,763	422,887
Current liabilities
Accounts payable and accrued liabilities (note 14)	128,216	123,547
Deferred income taxes (note 16)		336
Deferred revenue and credits	1,312	1,721
Liabilities held for sale (note 6)	10,353
Total current liabilities	139,881	125,604
Long-term obligations (note 15)	26,526	25,143
Deferred income taxes (note 16)	300	236
Total liabilities	166,707	150,983
Shareholders' equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 30,592,423 shares (December 31, 2011 - 31,306,692 shares)	322,770	328,440
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares
Treasury stock: at cost; 716,313 shares (December 31, 2011 - 877,559 shares)	(5,172)	(6,141)
Additional paid-in capital	23,203	20,087
Deficit	(35,283)	(62,482)
Accumulated other comprehensive loss (note 17)	(7,462)	(8,000)
Total equity	298,056	271,904
Total liabilities and equity	464,763	422,887
Subsequent events (note 6 and note 23)
Commitments and contingencies (note 28)